Financial instruments - Financial Obligations (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 24,441
Contractual cash flows	26,065
Contractual obligation, due less than 1 year	22,506
Contractual obligation, due 1-3 years	2,228
Contractual obligation, due 4-5 years	1,038
Contractual obligation, due after 5 years	293
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	17,594
Contractual cash flows	17,594
Contractual obligation, due less than 1 year	17,594
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Term loan facility (note 12)
Other Commitments [Line Items]
Carrying amount	4,882
Contractual cash flows	5,601
Contractual obligation, due less than 1 year	4,576
Contractual obligation, due 1-3 years	1,025
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Operating lease obligations (note 11)
Other Commitments [Line Items]
Carrying amount	1,965
Contractual cash flows	2,870
Contractual obligation, due less than 1 year	336
Contractual obligation, due 1-3 years	1,203
Contractual obligation, due 4-5 years	1,038
Contractual obligation, due after 5 years	$ 293